CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 1,205	$ 1,482	$ 1,172
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	615	563	480
Amortization of deferred loan charges	30	31	43
Amortization of unfavorable contracts	0	(24)	(39)
Amortization of favorable contracts	12	23	13
Amortization of mobilization revenue	(162)	(96)	(86)
Impairment loss on marketable securities	0	10	15
Share of results from associated companies loss/ (gain)	220	420	(48)
Share-based compensation expense	8	10	11
Gain on disposal of fixed assets	0	(22)	(26)
Gain on decline in ownership interest	(169)	0	0
Unrealized (gain)/loss related to derivative financial instruments	6	261	97
Non cash gain recognized related to realization of marketable securities	(86)	(416)	(43)
Non cash gain recognized related to loss of control	0	(540)	0
Dividend received from associated company	18	57	61
Deferred income tax expense	25	(9)	110
Unrealized foreign exchange loss/ (gain) on long term interest bearing debt	6	(5)	(4)
Non-cash loss recognized on extinguishment of convertible debt	0	0	48
Non-cash gains recognized on acquisition of subsidiaries	0	0	(167)
Payments for long-term maintenance	(133)	(147)	(90)
Changes in operating assets and liabilities, net of effect of acquisitions
Unrecognized mobilization fees received from customers	238	58	109
Trade accounts receivable	(198)	(52)	(163)
Trade accounts payable	34	(35)	(15)
Prepaid expenses/accrued revenue	(64)	79	(107)
Interest bearing note receivable with customers	(76)	0	0
Other, net	61	21	(161)
Net cash provided by operating activities	1,590	1,669	1,210
Cash Flows from Investing Activities
Additions to newbuilding	(1,343)	(2,381)	(2,006)
Additions to rigs and equipment	(214)	(15)	(272)
Sale of rigs and equipment	0	245	55
Settlement of disputes with ship yard	38	0	0
Investment in subsidiaries, net of cash acquired	0	(26)	(152)
Cash deconsolidated upon loss of control in subsidiary	0	(127)	0
Change in margin calls and other restricted cash	102	(43)	51
Investment in associated companies	(153)	(287)	(13)
Proceed from repayment of short term loan to related parties	0	0	90
Disposal of associated companies	65	0	0
Short-term loan granted to related parties	(55)	0	(160)
Purchase of marketable securities	(19)	(13)	(15)
Long term loan granted to related parties	(20)	0	0
Repayment from long term loan granted to related parties	20	0	0
Proceeds from realization of marketable securities	219	161	215
Net cash used in investing activities	(1,360)	(2,486)	(2,207)
Cash Flows from Financing Activities
Proceeds from debt	3,477	5,929	3,902
Repayments of debt	(2,752)	(4,116)	(1,870)
Debt fees paid	(37)	(49)	(33)
Proceeds from debt to related party	1,013	0	0
Repayments of debt to related party	(487)	0	0
Change in current liability related to share forward contracts	0	0	(12)
Paid to non-controlling interests	(50)	(95)	(292)
Contribution from non-controlling interests, net of issuance cost	350	418	289
Purchase of treasury shares	0	(130)	(42)
Proceeds from sale of treasury shares	16	21	23
Dividends paid	(1,925)	(1,440)	(990)
Proceeds from issuance of equity	0	0	318
Net cash provided by/(used in) financing activities	(395)	538	1,293
Effect of exchange rate changes on cash and cash equivalents	0	7	(1)
Net (decrease)/ increase in cash and cash equivalents	(165)	(272)	295
Cash and cash equivalents at beginning of the period	483	755	460
Cash and cash equivalents at the end of period	318	483	755
Supplementary disclosure of cash flow information
Interest paid	260	208	226
Taxes paid	$ 179	$ 188	$ 134